CREDIT FACILITIES AND LONG-TERM DEBT - Mezzanine term debt facilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Borrowing Capacity	$ 449,000
Outstanding Amount	140,000
Issuance Costs	(4,533)
Carrying Value	135,467
Undrawn amounts	309
Term Debt Facility 2016-M1
Debt Instrument [Line Items]
Borrowing Capacity	149,000
Outstanding Amount	$ 40,000
Interest Rate	10.00%
Term Debt Facility 2019-M1
Debt Instrument [Line Items]
Borrowing Capacity	$ 300,000
Outstanding Amount	$ 100,000
Interest Rate	10.00%